Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 1, 2024	$ 121,348	$ 96,515
Additions	98,153	26,120
Amortization of right-of-use assets	(8,002)	(5,649)
Linkage to index	5,190	4,100
Classification to Assets of disposal groups classified as held for sale	(2,994)
Sale of consolidated companies		(1,354)
Reserve for translation differences	(2,754)	1,616
Balance as of December 31, 2024	210,941	121,348
Land
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 1, 2024	118,280	93,547
Additions	97,075	25,122
Amortization of right-of-use assets	(6,622)	(4,765)
Linkage to index	5,137	4,060
Classification to Assets of disposal groups classified as held for sale	(2,994)
Sale of consolidated companies		(1,354)
Reserve for translation differences	(2,730)	1,670
Balance as of December 31, 2024	208,146	118,280
Offices and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 1, 2024	3,068	2,968
Additions	1,078	998
Amortization of right-of-use assets	(1,380)	(884)
Linkage to index	53	40
Classification to Assets of disposal groups classified as held for sale	0
Sale of consolidated companies		0
Reserve for translation differences	(24)	(54)
Balance as of December 31, 2024	$ 2,795	$ 3,068